June 20, 2006

VIA EDGAR TRANSMISSION
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Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

         RE: Hatteras Multi-Strategy TEI Fund, L.P. (the "Registrant") (1940 Act Registration No. 811-21665)
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Ladies and Gentlemen:

Please accept for filing on behalf of the above-referenced Registrant, this letter requesting that you please disregard the Form N-CSR electronic submissions submitted on June 9, 2006 and June 16, 2006, respectively, via the EDGAR System (Accession Nos. 0000935069-06-001700 and 0000935069-06-001731,
respectively).

The financial printer erroneously submitted the above-referenced filings via the EDGAR System under the incorrect registrant. The intended Form N-CSR filing will follow in a subsequent N-CSR amendment submission.

Questions and comments relating to this filing can be addressed to the undersigned at (617) 338-4478.

Thank you for your attention.

Sincerely,

/s/ Melissa Noyes
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Melissa Noyes
Regulatory Administration
PFPC Inc.
99 High Street, 27th Floor
Boston, MA 02110